UNSECURED DEBT AND CROSS CURRENCY INTEREST RATE SWAPS - Cross Currency Interest Rate Swaps (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Cross Currency Interest Rate Swap - fair value	$ 114,264	$ 30,365
Non-current	97,311	30,365
Current	16,953
Cross currency interest rate swaps noncurrent	114,264	30,365
2021 Cross Currency Interest Rate Swap | 2021 Debentures
Disclosure of detailed information about borrowings [line items]
Cross Currency Interest Rate Swap - fair value	16,953	3,630
2023 Cross Currency Interest Rate Swap | 2023 Debentures
Disclosure of detailed information about borrowings [line items]
Cross Currency Interest Rate Swap - fair value	36,540	24,298
2030 Cross Currency Interest Rate Swap | 2030 Debentures
Disclosure of detailed information about borrowings [line items]
Cross Currency Interest Rate Swap - fair value	10,545
2024 Cross Currency Interest Rate Swap | 2024 Term Loan
Disclosure of detailed information about borrowings [line items]
Cross Currency Interest Rate Swap - fair value	25,370	1,202
2026 Cross Currency Interest Rate Swap | 2026 Term Loan
Disclosure of detailed information about borrowings [line items]
Cross Currency Interest Rate Swap - fair value	24,856	$ 1,235
2027 Cross Currency Interest Rate Swap | 2027 Debentures
Disclosure of detailed information about borrowings [line items]
Cross Currency Interest Rate Swap - fair value	$ 28,676